PRINCIPAL ACCOUNTING POLICIES (Details 7)	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
PRINCIPAL ACCOUNTING POLICIES
Number of business acquisitions or investments material to businesses or financial results of the entity	0	0
Impairment of goodwill		0	0	0
Impairment on other intangible assets		0	0	0
Impairment of long-lived assets		0	0	0
Intangible assets
Intangible asset useful life					3 years	10 years
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program	47,023,958	284,668,935	217,548,153
Amount of expenses for group's customers reward program		203,000,000	157,000,000	128,000,000
Allowance for doubtful accounts activity
Balance at beginning of year		4,351,963	4,974,138	5,718,742
Provision for doubtful accounts	469,577	2,842,681	376,164	185,443
Write-offs		(1,297,741)	(998,339)	(930,047)
Balance at end of period		5,896,903	4,351,963	4,974,138
Sales and marketing
Advertising expenses		537,757,200	275,501,438	163,324,295